Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000009559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Real Estate Portfolio
Average Annual Return, Percent	(5.71%)	2.61%	4.04%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
Wilshire U S Real Estate Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent	3.47%	7.04%	5.74%